Apr. 30, 2024
BNY Mellon High Yield Beta ETF
BNY Mellon High Yield Beta ETF

BNY MELLON ETF TRUST

BNY Mellon High Yield Beta ETF

(the "Fund")

Supplement to Current Prospectus and Summary Prospectus

Effective on or about July 1, 2024 (the "Effective Date"), the Fund will no longer be an "index fund" that seeks to track the performance of its benchmark index and instead will be managed using an "active" investment strategy, process and approach. Accordingly, with respect to the Fund, as of the Effective Date:

1. The name of the Fund will be changed to "BNY Mellon High Yield ETF". All references to BNY Mellon High Yield Beta ETF are replaced with "BNY Mellon High Yield ETF".

2. The "Fund Summary – Investment Objective" section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks total return consisting of capital appreciation and income.

3. The entirety of the "Fund Summary – Principal Investment Strategy" section of the Prospectus and Summary Prospectus, and the first six paragraphs of the "Fund Details – Goal and Approach - BNY Mellon High Yield Beta ETF" section of the Prospectus, are deleted and replaced with the following:

The fund seeks to provide diversified investment exposure to the U.S. high yield bond market. While the fund is not an index fund and does not attempt to replicate any index, the fund normally invests substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg US Corporate High Yield Total Return Index (Index), ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index. The fund's derivatives investments may include futures, total return swaps, structured notes and credit default swap indexes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities. The fund's policy with respect to the investment of at least 80% of its net assets may be changed by the fund's board, upon 60 days' prior notice to shareholders. The fund considers high yield securities to be securities with ratings that qualify for inclusion in the Index.

The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S.

dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.

The fund’s sub-adviser, Insight North America LLC, an affiliate of the Adviser, uses a systematic investment process to select high yield securities for the fund’s portfolio. The sub-adviser uses a proprietary credit model to construct a portfolio with general risk characteristics (e.g., credit rating distribution, duration and sector weightings) similar to those of the Index. The sub-adviser also uses the proprietary credit model to determine appropriate weightings, based on risk and relative value signals, of individual securities for the fund’s portfolio in an attempt to generate a modest amount of outperformance over the Index. For example, the sub-adviser may overweight against the Index individual securities identified by the credit model to have more favorable risk and relative value signals and may underweight against the Index individual securities identified by the credit model to have less favorable risk and relative value signals. The sub-adviser will seek to ensure that the fund’s exposure to securities identified with less favorable risk and relative value signals, if any, will be no greater than such securities’ weights in the Index at the time of purchase.

Current fund portfolio holdings may become sell candidates if the sub-adviser believes that bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors and/or industries. As of March 31, 2024, 20.6% of the fund's portfolio consisted of securities of Consumer Cyclical companies, although this may change from time to time.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act).